COMMITMENTS AND CONTINGENCIES (Details Narrative) - Underwriting Agreement [Member] - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Loss Contingencies [Line Items]
Shares Issued, Price Per Share	$ 0.20	$ 0.20
Other Expenses	$ 2,000,000	$ 2,000,000
Share Price	$ 0.35	$ 0.35
Deferred Costs, Current	$ 3,500,000	$ 3,500,000
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Other Expenses	2,300,000	2,300,000
Deferred Costs, Current	$ 4,025,000	$ 4,025,000
Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Number of additional units issued in transaction	1,500,000	1,500,000